Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 20, 2020 to the Summary

Prospectuses, Prospectus and Statement of Additional

Information dated March 1, 2020, as supplemented

Conversion of Class L Shares to Class I Shares. At a meeting held on May 12, 2020, the Board of Trustees of JPMorgan Trust I (“the Board”) approved the conversion of the Fund’s Class L Shares into Class I Shares. Effective on or about July 2, 2020, the Fund will automatically convert its Class L Shares into Class I Shares. Beginning July 3, 2020, Class L Shares of the Fund will no longer be available for purchase. Prior to the conversion, shareholders of Class L Shares may redeem or exchange their investments as described in the Fund’s Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes. Effective on or about July 3, 2020, all references to Class L Shares will be removed from the Prospectus, Summary Prospectus and Statement of Additional Information.

Reduction of Investment Advisory Fee and Changes to the Fund’s Expense Limitation Agreement. In addition, at a meeting held on May 12, 2020, the Board approved changes to the investment advisory fee and the expenses limitation agreement for the Fund. Effective June 1, 2020 (the “Effective Date”), the investment advisory fee will be reduced from 0.60% to 0.35%. In addition, on the Effective Date, the contractual expense waiver in effect for Class I Shares of the Fund will be extended such that it will remain in effect through May 31, 2022, at which time it will be determined whether such waiver will be renewed or revised.

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectuses and Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.35%	0.35%	0.35%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	3.07	3.04	3.02

Dividend Expense on Short Sales	2.47	2.47	2.47

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.35	0.32	0.30

Acquired Fund (Underlying Fund) Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	3.70	4.17	3.40

Fee Waivers and/or Expense Reimbursements[3]	(0.28)	(0.25)	(0.24)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	3.42	3.92	3.16

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95%, 1.45% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. With respect to Class A and Class C Shares, these waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. With respect to Class I Shares, these waivers are in effect through 5/31/22, at which time it will be determined whether such waivers will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/21 for Class A and Class C Shares, and through 5/31/22 for Class I Shares. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	852	1,573	2,314	4,250

CLASS C SHARES ($)	494	1,244	2,108	4,332

CLASS I SHARES ($)	319	999	1,727	3,652

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	852	1,573	2,314	4,250

CLASS C SHARES ($)	394	1,244	2,108	4,332

CLASS I SHARES ($)	319	999	1,727	3,652

Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.35%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	2.83

Dividend Expense on Short Sales	2.47

Service Fees	0.10

Remainder of Other Expenses[2]	0.26

Acquired Fund (Underlying Fund) Fees and Expenses	0.03

Total Annual Fund Operating Expenses[3]	3.21

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85% of the average daily net assets of the Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	324	989	1,678	3,512

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Research Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 20, 2020 to the Summary

Prospectuses, Prospectus and Statement of Additional

Information dated March 1, 2020, as supplemented

Conversion of Class L Shares to Class I Shares. At a meeting held on May 12, 2020, the Board of Trustees of JPMorgan Trust I (“the Board”) approved the conversion of the Fund’s Class L Shares into Class I Shares. Effective on or about July 2, 2020, the Fund will automatically convert its Class L Shares into Class I Shares. Beginning July 3, 2020, Class L Shares of the Fund will no longer be available for purchase. Prior to the conversion, shareholders of Class L Shares may redeem or exchange their investments as described in the Fund’s Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes. Effective on or about July 3, 2020, all references to Class L Shares will be removed from the Prospectus, Summary Prospectus and Statement of Additional Information.

Reduction of Investment Advisory Fee and Changes to the Fund’s Expense Limitation Agreement. In addition, at a meeting held on May 12, 2020, the Board approved changes to the investment advisory fee and the expenses limitation agreement for the Fund. Effective June 1, 2020 (the “Effective Date”), the investment advisory fee will be reduced from 0.60% to 0.35%. In addition, on the Effective Date, the contractual expense waiver in effect for Class I Shares of the Fund will be extended such that it will remain in effect through May 31, 2022, at which time it will be determined whether such waiver will be renewed or revised.

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectuses and Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.35%	0.35%	0.35%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	3.07	3.04	3.02

Dividend Expense on Short Sales	2.47	2.47	2.47

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.35	0.32	0.30

Acquired Fund (Underlying Fund) Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	3.70	4.17	3.40

Fee Waivers and/or Expense Reimbursements[3]	(0.28)	(0.25)	(0.24)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	3.42	3.92	3.16

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95%, 1.45% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. With respect to Class A and Class C Shares, these waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. With respect to Class I Shares, these waivers are in effect through 5/31/22, at which time it will be determined whether such waivers will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/21 for Class A and Class C Shares, and through 5/31/22 for Class I Shares. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	852	1,573	2,314	4,250

CLASS C SHARES ($)	494	1,244	2,108	4,332

CLASS I SHARES ($)	319	999	1,727	3,652

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	852	1,573	2,314	4,250

CLASS C SHARES ($)	394	1,244	2,108	4,332

CLASS I SHARES ($)	319	999	1,727	3,652

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/21 for Class A and Class C Shares, and through 5/31/22 for Class I Shares. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Research Market Neutral Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.47%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.07%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.42%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/21
1 Year	rr_ExpenseExampleYear01	$ 852
3 Years	rr_ExpenseExampleYear03	1,573
5 Years	rr_ExpenseExampleYear05	2,314
10 Years	rr_ExpenseExampleYear10	4,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	852
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,573
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,314
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,250
A, C, I Shares | JPMorgan Research Market Neutral Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.47%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.92%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/21
1 Year	rr_ExpenseExampleYear01	$ 494
3 Years	rr_ExpenseExampleYear03	1,244
5 Years	rr_ExpenseExampleYear05	2,108
10 Years	rr_ExpenseExampleYear10	4,332
1 Year	rr_ExpenseExampleNoRedemptionYear01	394
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,244
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,332
A, C, I Shares | JPMorgan Research Market Neutral Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.47%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.02%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.16%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/22
1 Year	rr_ExpenseExampleYear01	$ 319
3 Years	rr_ExpenseExampleYear03	999
5 Years	rr_ExpenseExampleYear05	1,727
10 Years	rr_ExpenseExampleYear10	3,652
1 Year	rr_ExpenseExampleNoRedemptionYear01	319
3 Years	rr_ExpenseExampleNoRedemptionYear03	999
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,727
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,652
L Shares | JPMorgan Research Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 20, 2020 to the Summary

Prospectuses, Prospectus and Statement of Additional

Information dated March 1, 2020, as supplemented

Conversion of Class L Shares to Class I Shares. At a meeting held on May 12, 2020, the Board of Trustees of JPMorgan Trust I (“the Board”) approved the conversion of the Fund’s Class L Shares into Class I Shares. Effective on or about July 2, 2020, the Fund will automatically convert its Class L Shares into Class I Shares. Beginning July 3, 2020, Class L Shares of the Fund will no longer be available for purchase. Prior to the conversion, shareholders of Class L Shares may redeem or exchange their investments as described in the Fund’s Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes. Effective on or about July 3, 2020, all references to Class L Shares will be removed from the Prospectus, Summary Prospectus and Statement of Additional Information.

Reduction of Investment Advisory Fee and Changes to the Fund’s Expense Limitation Agreement. In addition, at a meeting held on May 12, 2020, the Board approved changes to the investment advisory fee and the expenses limitation agreement for the Fund. Effective June 1, 2020 (the “Effective Date”), the investment advisory fee will be reduced from 0.60% to 0.35%. In addition, on the Effective Date, the contractual expense waiver in effect for Class I Shares of the Fund will be extended such that it will remain in effect through May 31, 2022, at which time it will be determined whether such waiver will be renewed or revised.

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s Summary Prospectuses and Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.35%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	2.83

Dividend Expense on Short Sales	2.47

Service Fees	0.10

Remainder of Other Expenses[2]	0.26

Acquired Fund (Underlying Fund) Fees and Expenses	0.03

Total Annual Fund Operating Expenses[3]	3.21

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85% of the average daily net assets of the Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	324	989	1,678	3,512

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/21
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
L Shares | JPMorgan Research Market Neutral Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Short Sales	rr_Component1OtherExpensesOverAssets	2.47%
Service Fees	rr_Component2OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%	[2]
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%	[4]
1 Year	rr_ExpenseExampleYear01	$ 324
3 Years	rr_ExpenseExampleYear03	989
5 Years	rr_ExpenseExampleYear05	1,678
10 Years	rr_ExpenseExampleYear10	3,512
1 Year	rr_ExpenseExampleNoRedemptionYear01	324
3 Years	rr_ExpenseExampleNoRedemptionYear03	989
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,678
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,512

[1]	Management Fees have been restated to reflect current fees.
[2]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 6/1/20.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95%, 1.45% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. With respect to Class A and Class C Shares, these waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. With respect to Class I Shares, these waivers are in effect through 5/31/22, at which time it will be determined whether such waivers will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[4]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85% of the average daily net assets of the Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.